Segment Reporting - Schedule of Current Reportable and Recast of Segments by Revenue (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 831	$ 750	$ 715	$ 725	$ 1,440	$ 1,554		$ 2,190	$ 3,132
Alight Holdings
Segment Reporting Information [Line Items]
Revenue						1,361	$ 1,361			$ 2,728
Employer Solutions
Segment Reporting Information [Line Items]
Revenue	723	645	614	623	1,237	1,347		1,882	2,718
Employer Solutions | Alight Holdings
Segment Reporting Information [Line Items]
Revenue							1,156			2,288
Employer Solutions | Recurring
Segment Reporting Information [Line Items]
Revenue	669	583	559	570	1,129	1,213		1,712	2,467
Employer Solutions | Recurring | Alight Holdings
Segment Reporting Information [Line Items]
Revenue							1,049			2,051
Employer Solutions | Project
Segment Reporting Information [Line Items]
Revenue	54	62	55	53	108	134		170	251
Employer Solutions | Project | Alight Holdings
Segment Reporting Information [Line Items]
Revenue							107			237
Professional Services
Segment Reporting Information [Line Items]
Revenue	98	95	91	90	181	186		276	371
Professional Services | Alight Holdings
Segment Reporting Information [Line Items]
Revenue							184			368
Professional Services | Recurring
Segment Reporting Information [Line Items]
Revenue	33	32	32	30	62	65		94	128
Professional Services | Recurring | Alight Holdings
Segment Reporting Information [Line Items]
Revenue							60			108
Professional Services | Project
Segment Reporting Information [Line Items]
Revenue	65	63	59	60	119	121		182	243
Professional Services | Project | Alight Holdings
Segment Reporting Information [Line Items]
Revenue							124			260
Total Reportable Segments
Segment Reporting Information [Line Items]
Revenue	821	740	705	713	1,418			2,158	3,089
Other
Segment Reporting Information [Line Items]
Revenue		$ 10	$ 10		$ 22			$ 32	43
Other
Segment Reporting Information [Line Items]
Revenue	$ 10			$ 12
Hosted Business
Segment Reporting Information [Line Items]
Revenue						$ 21			$ 43
Hosted Business | Alight Holdings
Segment Reporting Information [Line Items]
Revenue							$ 21			$ 72